UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniAssets Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2022 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07642
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock MuniAssets Fund, Inc.

======================= BlackRock MuniAssets Fund, Inc. ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniAssets Fund, Inc.

Date:	August 25, 2022